UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080  St.Louis   MO  63102

(Address of principal executive offices)(Zip code)

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400  Broadview Heights  OH  44147

 (Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: August 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Sparrow Growth Fund

Class A

(SGFFX)

Class C

(SGFCX)

No-Load Class

(SGNFX)

Annual Report

August 31, 2016

Fund Advisor:

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, Missouri 63102

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

MANAGERS COMMENTARY

AUGUST 31, 2016 (UNAUDITED)

Dear Shareholders,

We continued to be pleased with the progress of the U. S. economy as sales of cars and homes are at records not reached since 2007.  The International economy is, in our view, another story as the largest economies in Europe and Asia are still struggling.  We believe the monetary and fiscal policies in those regions are very dovish and expect good results the easy policies of the foreign governments.

During this period, the Fund held on average approximately 70 stocks and remained close to fully invested, with only minor cash balances at various times. In selecting stocks for the Fund, our portfolio management team tends to focus on profitable companies with what we believe have sustainable competitive advantages and are expected to generate either consistent earnings or accelerated growth over time. We also look for companies that we believe have strong balance sheets that have management teams that put their interests in line with shareholders, and have the ability to generate free cash flow. We strive to invest in these types of companies when the value is right with an adequate margin of safety, and barring a major change in the company’s fundamentals or a situation where the stock becomes over-valued, we tend to hold these stocks for a longer period of time.

For the fiscal year ended August 31, 2016, the Fund (No-Load shares) returned -7.94%.  Over the same period, the S&P 500 Index returned a +12.55%.   The Fund allocated a larger portion of its assets, relative to the index, to the consumer staples sector which is conservative but did underperform more cyclical sectors in the market. The portfolio is now more balanced across multiple economic sectors heading in to 2017.

Among the stocks that continued to provide positively to performance over the past year was Constellation Brands, Inc. (STZ), is an international beverage alcohol company. The Company's operating segments include Beer, Wine and Spirits and Corporate Operations and Other. The Company's wine portfolio is complemented by select spirits brands and other select beverage alcohol products. It is a multi-category supplier (beer, wine and spirits) of beverage alcohol in the United States. The Company's customers include wholesale distributors, retailers, on premise locations and government alcohol beverage control agencies. In the United States, the Company operates 19 wineries using varieties of grapes grown in the Napa, Sonoma, Monterey and San Joaquin regions of California. It also operates eight wineries in Canada, four wineries in New Zealand and five wineries in Italy. The Company's Canadian whisky requirements are produced and aged at its Canadian distillery in Lethbridge, Alberta.

One of the Fund’s investments that ultimately contributed negatively to performance and has been liquidated from the Fund’s portfolio, but we believe was a good idea at the time of investment, was Hain Celestial (HAIN).   The Hain Celestial Group, Inc. manufactures, markets, distributes and sells organic and natural products under brand names, which are sold as better-for-you products. The Company operates in five segments: the United States, the United Kingdom, Canada, Europe and Hain Pure Protein. The Company's brands include Almond Dream, Arrowhead Mills, BluePrint, Celestial Seasonings, Cully & Sully, Danival, DeBoles, Earth's Best, Ella's Kitchen,

SPARROW GROWTH FUND

MANAGERS COMMENTARY (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Europe's Best, Farmhouse Fare, Frank Cooper's, Gale's, Garden of Eatin', GG UniqueFiber, Hartley's, Health Valley, Imagine, Johnson's Juice Co., Lima, Linda McCartney, MaraNatha, New Covent Garden Soup Co., Rice Dream, Robertson's, Rudi's Organic Bakery, Rudi's Gluten-Free Bakery, Sensible Portions, Spectrum, Spectrum Essentials and Soy Dream, among others. Its markets its personal care products under the Alba Botanica, Avalon Organics, Earth's Best, JASON and Queen Helene brands. In addition, it offers the Joya and Happy brands.

As always, we appreciate your business and remain focused on taking care of our shareholders. We here at Sparrow invest our money in the Fund which does not guarantee positive results but does keep our focus and attention on your investments.

Gerald R. Sparrow

President

One Metropolitan Square

211 North Broadway, Suite 2080

St Louis, MO, 63102
t (314) 725-6161  f (314) 621-5905

gsparrow@sparrowcapital.com

www.sparrowcapital.com

SPARROW GROWTH FUND – CLASS A

PERFORMANCE ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

Comparison of a $10,000 Investment in the Sparrow Growth Fund, Class A

and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class A shares and the S&P 500 Index on August 31, 2006 and held through August 31, 2016. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Fund’s returns reflect the deduction of the maximum initial sales load and other recurring fees. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS.  Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS A

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2016)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, Class A	-8.18%	8.16%	3.09%	$13,562
Sparrow Growth Fund, Class A*	-13.47%	6.88%	2.49%	$12,785
S&P 500 Index **	12.55%	14.68%	7.51%	$20,628

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2015 prospectus were:

Net Annual Fund Operating Expenses 2.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and

SPARROW GROWTH FUND – CLASS A

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS C

PERFORMANCE ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

Comparison of a $10,000 Investment in the Sparrow Growth Fund, Class C

and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, Class C shares and the S&P 500 Index on January 5, 2012 (inception date of the Fund, Class C shares) and held through August 31, 2016. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND – CLASS C

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2016)

	One Year	Five Year	Since Inception (1/5/2012)	Dollar Value
Sparrow Growth Fund, Class C	-8.61%	N/A	7.91%	$14,255
S&P 500 Index **	12.55%	N/A	14.49%	$18,786

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2015 prospectus were:

Net Annual Fund Operating Expenses 2.85%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

Comparison of a $10,000 Investment in the Sparrow Growth Fund, No Load Class and the S&P 500 Index

Past Performance does not guarantee future results.

This graph shows the value of a hypothetical initial investment of $10,000 in the Sparrow Growth Fund, No Load Class (previously Class C) shares and the S&P 500 Index on August 31, 2006 and held through August 31, 2016. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund’s returns. These performance figures include the change in value of the stocks in the Index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE OR PREDICT FUTURE RESULTS. Current performance may be lower or higher than the performance data quoted. For more information on the Sparrow Growth Fund, and to obtain performance data current to the most recent month-end, please call 1-888-727-3301 to request a prospectus. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Average Annual Total Returns

(for periods ended August 31, 2016)

	One Year	Five Year	Ten Year	Dollar Value
Sparrow Growth Fund, No Load	-7.94%	8.45%	3.21%	$13,716
S&P 500 Index **	12.55%	14.68%	7.51%	$20,628

Annual Fund Operating Expenses as disclosed in the Fund’s December 31, 2015 prospectus were:

Net Annual Fund Operating Expenses 2.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-888-727-3301.

* In compliance with SEC guidelines, these returns reflect the deduction of maximum sales charges and other recurring fees. The returns shown assume reinvestment of all capital gains and dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns are shown for each of the required periods and reflect any changes in price per share over those periods. Class A shares are sold with a maximum initial sales charge of 5.75% or if exempt, a 1.00% Contingent Deferred Sales Charge (CDSC) if redeemed within 18 months of purchase. No Load Class and Class C shares are sold with no initial sales charge, and are not subject to a CDSC fee.

**The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other information about the investment company and

SPARROW GROWTH FUND

NO LOAD CLASS

PERFORMANCE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Rafferty Capital Markets, LLC.

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Per the fee table in the December 31, 2015 prospectuses, the Fund’s total annual operating expense ratio was 2.36%, 2.85%, and 2.09% for Class A, Class C, and No-Load Class shares, respectively.  Class A shares are subject to a maximum sales charge of 5.75% imposed on the purchases, and a maximum contingent deferred sales charge of 1.00% on redemptions made within 18 months of their purchases (only on purchases of $1 million or more).

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

Sectors are categorized using Morningstar® classifications.  Portfolio composition is subject to change.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

Shares		Value

COMMON STOCKS - 100.45%

Agricultural Production & Services - 0.91%
1,110	Cal-Maine Foods, Inc.	$ 50,993
860	Calavo Growners, Inc.	50,697
		101,690
Apparel & Other Finished Products of Fabrics & Similar Material - 3.19%
5,920	Hanesbrands, Inc.	157,117
3,480	Nike, Inc. Class B	200,587
		357,704

Beverages - 24.39%
2,990	Anheuser-Busch Inbev S.A. ADR	370,850
250	Boston Beer Co. Inc. Class A *	45,663
5,250	Brown-Forman, Inc. Class A	271,635
3,890	Coca-Cola Co.	168,943
1,830	Constellation Brands, Inc. Class A	300,211
2,445	Diageo Plc. ADR	275,014
2,150	Dr. Pepper Snapple Group, Inc.	201,455
4,465	Heineken NV ADR	199,228
2,770	Molson Coors Brewing Co.	283,426
2,050	Monster Beverage Corp. Class B *	315,475
2,325	National Beverage Corp. *	115,622
1,755	Pepsico, Inc.	187,346
		2,734,868
Biological Products - 0.36%
235	Amgen, Inc.	39,964

Business Services - 2.10%
2,910	Visa, Inc. Class A	235,419

Cable & Other Pay Television Services - 2.34%
2,775	Walt Disney Co.	262,126

Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 3.69%
3,245	Kraft Heinz Co.	290,395
915	Lancaster Colony Co.	123,095
		413,490
Canned, Fruits, Vegetables & Preserves, Jams & Jellies - 1.02%
810	J.M. Smucker Co.	114,850

* Non-income producing securities during the period.

ADR - American Depositary Receipt

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

AUGUST 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

Shares		Value

Cigarettes - 9.24%
4,150	Altria Group, Inc.	$ 274,273
2,245	British American Tobacco Plc. ADR	278,807
2,320	Philip Morris International, Inc.	231,838
5,075	Reynolds American, Inc.	251,568
		1,036,486
Confectioners - 2.15%
2,415	Hershey Co.	241,234

Cookies & Crackers - 2.24%
1,140	J&J Snack Foods Corp.	139,080
3,175	Snyder's-Lance, Inc.	112,204
		251,284
Food and Kindred Products - 5.94%
3,250	Campbell Soup Co.	197,340
3,345	Flowers Foods, Inc.	49,874
810	McCormick & Co., Inc.	82,588
1,880	Nestle SA ADR	149,460
2,880	Pinnacle Foods, Inc.	145,872
1,130	The Hain Celestial Group, Inc. *	41,527
		666,661
Grain Mill Products - 3.03%
1,895	Kellogg Co.	155,788
2,170	Post Holdings, Inc. *	183,973
		339,761
Measuring & Controlling Devices, NEC - 1.11%
815	Thermo Fisher Scientific, Inc.	124,035

Meat Packing Plants - 1.56%
4,580	Hormel Foods Corp.	175,231

Miscellaneous Chemical Products - 1.05%
1,000	WD-40 Co.	118,350

Perfumes, Cosmetics & Other Toilet Preparations - 2.47%
885	Colgate Palmolive Co.	65,791
2,370	Estee Lauder Cos., Inc. Class A	211,475
		277,266
Personal Products - 1.35%
2,620	Nu Skin Enterprises, Inc. Class A	151,646

* Non-income producing securities during the period.

ADR - American Depositary Receipt

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

Shares		Value

Pharmaceutical Preparations - 4.20%
2,585	Bristol-Myers Squibb Co.	$ 148,353
1,220	Johnson & Johnson	145,595
2,535	Novo-Nordisk A/S ADR (Denmark)	118,435
1,230	Prestige Brands Holdings, Inc. *	59,200
		471,583
Plastic Products, Nec - 1.52%
3,210	Newell Brands, Inc.	170,387

Poultry Slaughtering & Processing - 0.94%
4,550	Pilgrim's Pride Corp.	105,014

Refrigeration & Service Industry Machine - 0.64%
560	Middleby Corp. *	71,764

Retail - Drug & Proprietary Stores - 1.78%
1,665	CVS Health Corp.	155,511
545	Walgreens Boot Alliance, Inc.	43,987
		199,498
Retail - Catalog & Mail-Order Houses - 2.54%
370	Amazon.com, Inc. *	284,589

Retail - Variety Stores - 0.35%
470	Dollar Tree, Inc. *	38,869

Restaurants - 0.65%
630	McDonalds Corp.	72,866

Services - Business Services, NEC - 1.58%
1,835	Mastercard, Inc.	177,316

Services - Computer Programming, Data Processing, Etc. - 4.28%
240	Alphabet, Inc. Class A *	189,564
2,300	Facebook, Inc. Class A *	290,076
		479,640
Services - Medical Services - 1.21%
1,000	United Health Group, Inc.	136,050

* Non-income producing securities during the period.

ADR - American Depositary Receipt

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

Shares		Value

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 5.89%
1,260	Church & Dwight, Inc.	$ 125,269
2,000	Ecolab, Inc.	246,100
1,760	Proctor & Gamble Co.	153,666
2,940	Unilever N.V.	135,563
		660,598
Specialty Chemicals - 0.76%
300	Sherwin Williams Co.	85,113

Specialty Cleaning, Polishing & Sanitation Preperations - 0.93%
795	The Clorox Co.	104,177

Specialty Eateries - 1.46%
2,905	Starbucks Corp.	163,348

Sugar & Confectionery Products - 0.56%
1,660	Tootsie Roll Industries, Inc.	63,229

Tobacco - 2.53%
4,345	Japan Tobacco, Inc. ADR	83,772
3,825	Imperial Brands Plc. ADR	200,009
		283,781
Wholesale - Groceries & General Line - 0.49%
1,200	United Natural Foods, Inc. *	54,720

TOTAL FOR COMMON STOCKS (Cost $10,195,031) - 100.45%		11,264,607

TOTAL INVESTMENTS (Cost $10,195,031) - 100.45%		11,264,607

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.45)%		(49,954)

NET ASSETS - 100.00%		$11,214,653

* Non-income producing securities during the period.

ADR - American Depositary Receipt

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

AUGUST 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2016

Assets:
Investments in Securities, at Fair Value (Cost $10,195,031)	$ 11,264,607
Receivables:
Dividends and Interest	27,635
Securities Sold	41,074
Shareholder Subscriptions	100
Prepaid Expenses	9,018
Total Assets	11,342,434
Liabilities:
Payables:
Due to Advisor	9,655
Due to Custodian	94,176
Trustee Fees	58
Distribution Fees	2,052
Other Accrued Expenses	21,840
Total Liabilities	127,781
Net Assets	$ 11,214,653

Net Assets Consist of:
Paid In Capital	$ 10,479,336
Accumulated Net Investment Loss	(51,166)
Accumulated Undistributed Realized Loss on Investments	(283,093)
Unrealized Appreciation in Value of Investments	1,069,576
Net Assets	$ 11,214,653

Class A:

Net Assets	$ 7,586,790

Shares outstanding (unlimited number of shares authorized with no par value)	439,770

Net Asset Value	$ 17.25

Offering Price Per Share ($17.25/ 94.25%) (Note 2)	$ 18.30

Short-term Redemption Price Per Share ($17.25 x 0.99) *	$ 17.08

Class C:

Net Assets	$ 476,434

Shares outstanding (unlimited number of shares authorized with no par value)	28,853

Net Asset Value, Redemption Price and Offering Price Per Share	$ 16.51

No Load Class:

Net Assets	$ 3,151,429

Shares outstanding (unlimited number of shares authorized with no par value)	189,112

Net Asset Value, Redemption Price and Offering Price Per Share	$ 16.66

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed within 18 months of purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. See Note 2 for further analysis.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2016

Investment Income:
Dividends (Net of foreign taxes withheld $3,797)	$ 156,547
Interest	44
Total Investment Income	156,591

Expenses:
Advisory Fees (Note 4)	114,838
Distribution and/or Service (12b-1) Fees (Class A - $40,630;	52,808
Class C - $5,044; No Load Class - $7,134)
Transfer Agent Fees	9,600
Legal Fees	10,350
Accounting Fees	27,480
Audit Fees	15,390
Insurance Fees	976
Custody Fees	11,844
Miscellaneous Fees	11,736
Registration Fees	15,832
Trustee Fees	2,640
Printing and Mailing Fees	2,332
Total Expenses	275,826

Net Investment Loss	(119,235)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(257,132)
Net Change in Unrealized Appreciation on Investments	(657,911)
Net Realized and Unrealized Loss on Investments	(915,043)

Net Decrease in Net Assets Resulting from Operations	$ (1,034,278)

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended August 31, 2016

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	8/31/2016	8/31/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (119,235)	$ (199,683)
Net Realized Gain (Loss) on Investments	(257,132)	385,643
Net Change in Unrealized Appreciation on Investments	(657,911)	143,538
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,034,278)	329,498

Distributions to Shareholders from:
Realized Gains
Class A	(215,443)	(277,028)
Class C	(13,493)	(12,636)
No Load Class	(74,185)	(57,231)
Net Change in Net Assets from Distributions	(303,121)	(346,895)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	685,081	919,257
Class C	110,000	127,116
No Load Class	610,679	1,333,241
Reinvestment of Shares
Class A	206,040	260,195
Class C	12,833	10,788
No Load Class	74,185	57,231
Cost of Shares Redeemed
Class A	(1,329,992)	(2,169,194)
Class C	(73,685)	(79,005)
No Load Class	(176,500)	(119,355)
Net Increase from Shareholder Activity	118,641	340,274

Net Assets:
Net Increase (Decrease) in Net Assets	(1,218,758)	322,877
Beginning of Period	12,433,411	12,110,534
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(51,166) and $(126,783), respectively)	$ 11,214,653	$ 12,433,411

Share Transactions:
Shares Sold
Class A	37,368	45,849
Class C	6,465	6,732
No Load Class	36,652	68,890
Reinvestment of Shares
Class A	11,453	14,049
Class C	743	605
No Load Class	4,276	3,199
Shares Redeemed
Class A	(75,955)	(114,835)
Class C	(4,423)	(4,485)
No Load Class	(10,852)	(6,204)
Net Increase in Shares	5,727	13,800

SPARROW GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Year	$ 19.27	$ 19.10	$ 17.42	$ 14.49	$ 13.03

Income From Investment Operations:
Net Investment Loss (a)	(0.19)	(0.33)	(0.33)	(0.09)	(0.21)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.37)	1.08	3.10	3.02	1.67
Total from Investment Operations	(1.56)	0.75	2.77	2.93	1.46

Distributions:
Realized Gains	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Year	$ 17.25	$ 19.27	$ 19.10	$ 17.42	$ 14.49

Total Return (b)	(8.18)%	4.07%	15.96%	20.22%	11.20%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 7,587	$ 8,995	$ 9,967	$ 9,632	$ 11,846

Ratio of Expenses to Average Net Assets	2.45%	2.36%	2.38%	2.41%	2.61%
Ratio of Net Investment Loss to Average Net Assets	(1.09)%	(1.71)%	(1.79)%	(0.61)%	(1.52)%

Portfolio Turnover (c)	116.66%	108.56%	254.23%	234.17%	149.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.  Total return does not reflect load.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

SPARROW GROWTH FUND - CLASS A

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended				For the Period Ended (e) 8/31/2012
	8/31/2016	8/31/2015	8/31/2014	8/31/2013

Net Asset Value, at Beginning of Period	$ 18.55	$ 18.50	$ 16.97	$ 14.19	$ 13.01

Income From Investment Operations:
Net Investment Loss (a)	(0.26)	(0.41)	(0.41)	(0.19)	(0.18)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.32)	1.04	3.03	2.97	1.36
Total from Investment Operations	(1.58)	0.63	2.62	2.78	1.18

Distributions:
Realized Gains	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Period	$ 16.51	$ 18.55	$ 18.50	$ 16.97	$ 14.19

Total Return (b)	(8.61)%	3.55%	15.49%	19.59%	9.07%(f)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 476	$ 484	$ 429	$ 307	$ 215

Ratio of Expenses to Average Net Assets	2.93%	2.85%	2.85%	2.92%	3.19%(d)
Ratio of Net Investment Loss to Average Net Assets	(1.55)%	(2.20)%	(2.25)%	(1.22)%	(1.97)%(d)

Portfolio Turnover (c)	116.66%	108.56%	254.23%	234.17%	149.36%(f)

(a) Per share net investment loss has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

(d) Annualized

(e) Class C shares commenced investment operations on January 5, 2012.

(f) Not annualized

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

 NO LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	8/31/2016	8/31/2015	8/31/2014	8/31/2013	8/31/2012

Net Asset Value, at Beginning of Year	$ 18.58	$ 18.40	$ 16.77	$ 13.92	$ 12.48

Income From Investment Operations:
Net Investment Loss (a)	(0.13)	(0.27)	(0.28)	(0.07)	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	(1.33)	1.03	3.00	2.92	1.61
Total from Investment Operations	(1.46)	0.76	2.72	2.85	1.44

Distributions:
Realized Gains	(0.46)	(0.58)	(1.09)	-	-
Total from Distributions	(0.46)	(0.58)	(1.09)	-	-

Net Asset Value, at End of Year	$ 16.66	$ 18.58	$ 18.40	$ 16.77	$ 13.92

Total Return (b)	(7.94)%	4.29%	16.30%	20.47%	11.54%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,151	$ 2,955	$ 1,714	$ 1,166	$ 754

Ratio of Expenses to Average Net Assets	2.18%	2.09%	2.16%	2.17%	2.35%
Ratio of Net Investment Loss to Average Net Assets	(0.79)%	(1.43)%	(1.56)%	(0.49)%	(1.29)%

Portfolio Turnover (c)	116.66%	108.56%	254.23%	234.17%	149.36%

(a) Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.

SPARROW GROWTH FUND

 NO LOAD CLASS

FINANCIAL HIGHLIGHTS

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

AUGUST 31, 2016

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998, and commenced operations on October 4, 1998. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund is diversified. The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized three classes of shares: Class A shares, Class C shares, and No Load Class shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Security Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized gains as dividends to its shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended August 31, 2016, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain state tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  As of and during the year ended August 31, 2016, the Fund did not incur any interest or penalties.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The first-in first-out (FIFO) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Due to permanent book to tax differences the following adjustments have been made by management.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (244,687)
Accumulated Net Investment Income	$ 194,852
Accumulated Realized Gain/Loss on Investments	$ 49,835

The permanent differences were mainly due to net operating loss and taxable overdistributions.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more, or on purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load Class shares, there is no initial sales charge or CDSC.  Effective January 5, 2012, the Fund opened a new Class C of shares. There is no initial sales charge or CDSC associated with Class C shares.  There was $9,934 in sales charges for Class A shares during the year ended August 31, 2016.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated on a daily basis to each class of shares based upon their relative net assets. Class-specific expenses are charged directly to the respective share class.

Indemnifications - In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 3. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

Fair Value Measurements - A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price.  Generally, if the security is traded in an active market and is valued at the last sale price in an active market, the security is categorized as Level 1 within the fair value hierarchy.  When the security position is not considered to be part of an active market, or when the security is valued at the bid price, the position is generally categorized as Level 2 in the fair value hierarchy.  When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at fair value as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees and are categorized as Level 3 within the fair value hierarchy. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the Fund.  These securities are categorized as Level 1 within the fair value hierarchy.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of August 31, 2016:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$ 11,264,607	$ -	$ -	$ 11,264,607
Total	$ 11,264,607	$ -	$ -	$ 11,264,607

The Fund did not hold any Level 2 or Level 3 assets during the fiscal year ended August 31, 2016. For more detail on the investments in common stocks please refer to the Schedule of Investments.  The Fund did not hold any derivative instruments at any time during the year ended August 31, 2016. There were no transfers into or out of Level 1 or Level 2 during the year ended August 31, 2016. The Fund considers transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the terms of the management agreement between the Advisor and the Trust with respect to the Fund (the “Agreement”), the Advisor manages the Fund’s

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

investments. The Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. For the year ended August 31, 2016, the Advisor earned fees of $114,838 from the Fund.  As of August 31, 2016, the Fund owed $9,655 to the Advisor.  The President of the Advisor is also a Trustee of the Trust.

Rafferty Capital Markets, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Fund has adopted Distribution Plans (the “Plans”), with respect to Class A shares, Class C shares, and No Load shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.  Under the Plans, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares and 1.00% of the average daily net assets of the Fund invested in Class C shares to help defray the cost of distributing shares.  The 12b-1 fees are used by the Distributor to compensate qualifying financial institutions (such as banks, brokers-dealers and other industry professionals) who sell shares and provide distribution-related and other services to the Fund's shareholders to the extent these institutions are allowed to do so by applicable statutes, rules or regulations.  The Fund may also pay up to 0.25% of these amounts directly to the Advisor, to be used by the Advisor to compensate any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc, that perform certain administrative or other servicing functions for the Fund’s shareholders.

Under the Plan for No Load Class Shares, the Fund pays the Distributor an annual fee of 0.25% of the average daily net assets of the Fund invested in No Load Class shares to help defray the cost of servicing the No Load Class shares. The Distributor will use these fees to compensate with a “service fee” any entities that perform certain administrative or other servicing functions for the Fund’s No Load Class shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.

The Plans are compensation plans, which mean that the full 12b-1 fee payable under the respective Plan is paid to the Distributor irrespective of actual 12b-1 fees incurred. For the year ended August 31, 2016, Class A incurred 12b-1 expenses of $40,630, Class C incurred 12b-1 expenses of $5,044, and No Load Class incurred 12b-1 expenses of $7,134.  At August 31, 2016, the Fund owed $2,052 in 12b-1 expenses.

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended August 31, 2016, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 13,417,590

Sales

Investment Securities                          $ 13,704,699

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

NOTE 6. TAX MATTERS

As of August 31, 2016, the aggregate cost of securities for federal income tax purposes was $10,226,642.

As of August 31, 2016, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation                             $  1,292,800

Gross (Depreciation)                               (254,835)

Net Appreciation on Investments *     $  1,037,965

The tax character of distributions paid during the year ended August 31, 2016 and the year ended August 31, 2015, were as follows:

	August 31, 2016	August 31, 2015
Distributions paid from:
Ordinary Income	$ 49,835	$ 95,361
Capital Gains	253,286	251,534
Total	$ 303,121	$ 346,895

For the year ended August 31, 2016, each share class paid a long-term capital gain distribution of $0.46366 per share, on December 23, 2015.

For the year ended August 31, 2015, each class within the Fund paid a long-term capital gain distribution of $0.4238 and a short-term capital gain distribution of $0.1608 per share, on December 23, 2014.

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Other Accumulated Losses

                       $   (302,648)

Net Unrealized Appreciation *

           1,037,965

       $     735,317

* Differences between financial reporting basis and tax-basis are primarily attributable to wash sales.

The Fund elected to defer to the year ending August 31, 2017, late year ordinary losses in the amount of $51,166.  The Fund elected to defer to the year ending August 31, 2017, post October capital losses in the amount of $251,482.

NOTE 7. SUBSEQUENT EVENTS

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

AUGUST 31, 2016

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Trustees of

Sparrow Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Sparrow Growth Fund (the “Fund”), as of August 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Sparrow Growth Fund as of August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 28, 2016

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

AUGUST 31, 2016 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2016 through August 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost could have been higher.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Sparrow Growth Fund Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2016	August 31, 2016	March 1, 2016 to August 31, 2016

Actual	$1,000.00	$1,058.28	$12.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,012.87	$12.35

* Expenses are equal to the Fund's annualized expense ratio of 2.44%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
Sparrow Growth Fund Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2016	August 31, 2016	March 1, 2016 to August 31, 2016

Actual	$1,000.00	$1,055.63	$15.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.41	$14.81

* Expenses are equal to the Fund's annualized expense ratio of 2.93%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Sparrow Growth Fund No Load

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	March 1, 2016	August 31, 2016	March 1, 2016 to August 31, 2016

Actual	$1,000.00	$1,059.12	$11.23
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.23	$10.99

* Expenses are equal to the Fund's annualized expense ratio of 2.17%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

AUGUST 31, 2016 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ending June 30, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727-3301.

Advisory Agreement Renewal - In connection with a regular meeting of the Board of Trustees (the “Board” or the “Trustees”) of the Sparrow Funds (the “Trust”) held on July 21, 2016, the Trustees considered the renewal of an investment advisory agreement between the Trust and Sparrow Capital Management, Inc. (the “Adviser”) (the “Agreement”).

As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment strategies and execution of those strategies.  The Trustees reviewed elements from the Adviser's ADV Parts I and II, which describes the operations and policies of the Adviser.  The Trustees also reviewed the Adviser’s 15(c) responses (the "Report") which included information regarding, among other things, the personnel of the Adviser and the Adviser's compliance activities, as well as comparisons regarding the Fund’s fees and performance to various peers and benchmarks. A representative of the Adviser discussed the investment advisory services provided by the Adviser including the compliance activities of the CCO.  The Board noted that Adviser personnel continued to remain consistent since the Agreement’s last renewal which, it agreed, was a benefit to the Fund and shareholders.  The Trustees noted that the Adviser complied with the Trust's Code of Ethics and that there had been no reported litigation or regulatory action involving the Fund since the Agreement’s last renewal. Based on the information in the Report and their discussions with Adviser representatives, the Trustees concluded the Adviser continued to provide high quality services to the Fund consistent with the Board's expectations.

As to the Fund's performance, the Board reviewed information in the Report regarding the Fund's returns for various periods beginning in 2004 through 2016.  The Trustees noted that the Fund, as measured by No-Load Class performance, had underperformed its broad-based securities market benchmark, the S&P 500 Index (the "Index") in two of the last three calendar years, as well as over the year to date period ended June 30, 2016. The Board further observed that, while it lagged over the longer term periods, the Fund had outperformed the Morningstar Mid-Cap Growth category average over the recent 1-month and 3-month periods ended July 20, 2016. They also

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

noted that, for the longer term 5 period, the Fund had reasonable performance within one percentage point of the average of the Mid-Cap Growth Category.  The Trustees acknowledged that the Adviser had made adjustments to the sector weighting of the Fund’s portfolio in response to the recent poor performance, which was beginning to be shown in the Fund’s recent performance.   The Board agreed that the Fund’s reasonable longer term performance and the recent adjustments to the Fund’s strategy, suggests that the Adviser has the ability to generate reasonable returns to the benefit of shareholders. After additional discussion, it was the consensus of the Trustees that the Fund's performance under the Adviser was reasonable.

The Board reviewed information comparing the management fee and expense ratio of the Fund to the fees and expenses paid by funds in a Morningstar peer group of funds with less than $50 million in assets employing a mid-cap growth equity investment strategy.  The Trustees noted that the Fund's management fee of 1.00%, was above the 0.85% average for the narrowed Morningstar category, it was within the range of fees charged by funds in the narrowed category which ranged from 0.60% to 1.50%.  The Trustees further noted, that while the Fund's No-Load class net expense ratio of 1.42% was above the narrowed Morningstar category average for similar share classes, it was within the range of net expense ratio for similar share classes within the Morningstar category. Following discussion, it was the consensus of the Board that the Fund's expense ratio and management fee were not excessive in consideration of the size and performance of the Fund.

As to the profitability of the Adviser, the Board reviewed financial information and tax-related information provided to the Board by the Adviser.  The Trustees considered whether the Adviser had realized a profit in connection with its relationship with the Fund.  They noted that the Adviser a reported a net loss during the prior fiscal year.  The Trustees acknowledged that, based on financial information provided by the Adviser, the Adviser has sufficient resources to continue meeting its obligations to the Fund.  As to the realization of economies of scale, it was the consensus of the Trustees that economies of scale may be realized as the Fund's assets continue to grow, but, based on the size of the Fund, no economies of scale had been achieved that that time.

After consideration, the Board determined that the terms of the Agreement constituted a reasonable business arrangement and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Gerald R. Sparrow** Age: 57	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc. (since 2004); General partner of Sparrow Fund L.P., an advisory company. (since 2004)	1	None

*     Address of each officer is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

**   Mr. Sparrow is an “interested” person because he is the President of the Advisor.

SPARROW GROWTH FUND

ADDITIONAL INFORMATION (CONTINUED)

AUGUST 31, 2016 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Richard N. Priest Age: 85	Independent Trustee	Indefinite Term; since 2003.	Retired (since 1991); Vice President (Retired) of the New York Stock Exchange (from 1973 through 1984).	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 60	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 211 N. Broadway, Suite 2080, St. Louis, MO 63102.

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TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

211 N. Broadway, Suite 2080

St. Louis, MO 63102

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, there have not been any waivers to the provisions of the waivers.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Richard Priest is an audit committee financial expert.  Mr. Priest is independent for purposes of this Item 3.  He has gained his qualifications as a financial expert through experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2016

$ 13,324

FY 2015

$ 12,796

(b)

Audit-Related Fees

Registrant

FY 2016

$ 0

FY 2015

$ 0

Nature of the fees:

N/A

(c)

Tax Fees

Registrant

FY 2016

$ 2,500

FY 2015

$ 2,500

Nature of the fees:

Review of the 1120-RICS  and Excise Returns.

(d)

All Other Fees

Registrant

FY 2016

$ 0

FY 2015

$ 0

Nature of the fees:

N/A

(e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2016

$ 2,500

FY 2015

$ 2,500

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable – applies to closed-end funds only.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies.  Not applicable – applies to closed-end funds only.

Item 10.  Submission of Matters to a Vote of Security Holders.  Not applicable – the registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/ Gerald Sparrow

*Gerald Sparrow

President

Date November 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Gerald Sparrow

*Gerald Sparrow

President and Treasurer

Date November 9, 2016

* Print the name and title of each signing officer under his or her signature.